Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model - SoundHound, Inc. [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Series B Preferred Stock [Member]
Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model [Line Items]
Expected dividend rate		0.00%	0.00%	0.00%
Risk free interest rate		0.11%	0.11%	1.58%
Expected volatility		41.00%	41.00%	42.00%
Expected term (years)		4 months 9 days	4 months 9 days	1 year 3 months
April 2013 Series C Redeemable Convertible Preferred Stock [Member]
Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model [Line Items]
Expected dividend rate	0.00%		0.00%	0.00%
Risk free interest rate	0.17%		0.14%	1.62%
Expected volatility	39.00%		48.00%	40.00%
Expected term (years)	1 year 4 months 28 days		2 years 1 month 28 days	3 years 1 month 28 days
November 2013 Series C Redeemable Convertible Preferred [Member]
Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model [Line Items]
Expected dividend rate	0.00%		0.00%	0.00%
Risk free interest rate	0.31%		0.16%	1.64%
Expected volatility	46.00%		47.00%	41.00%
Expected term (years)	2 years 1 month 13 days		2 years 10 months 13 days	3 years 10 months 13 days